Accrued Expenses and Other Long-term Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES
Accrued expenses and other long-term liabilities consisted of the following (in millions):

	Accrued Expenses		Other Long-Term Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Wage and other employee-related liabilities	$22	$19	$—	$—
Environmental liabilities	2	2	3	2
Self-insurance accruals (see Note 9)	6	6	11	12
Asset retirement obligations	2	2	77	74
Other	8	12	16	13
Accrued expenses and other long-term liabilities	$40	$41	$107	$101

Environmental Liabilities
During the year ended December 31, 2012, we added approximately $3 million to our environmental liabilities and settled approximately $2 million of our environmental liabilities. During the two-year period ended December 31, 2011, changes in our environmental liabilities were insignificant, with additions, reductions and settlement activity, each being less than $2 million during each year.
Asset Retirement Obligations
We have asset retirement obligations for the removal of USTs at owned and leased retail sites. There is no legal obligation to remove USTs while they remain in service. However, environmental laws in the U.S. and Canada require that USTs be removed within one to two years after the USTs are no longer in service, depending on the jurisdiction in which the USTs are located. We have estimated that USTs at our owned retail sites will remain in service approximately 20 years and that we will have an obligation to remove those USTs at that time. For our leased retail sites, our lease agreements generally require that we remove certain improvements, primarily USTs and signage, upon termination of the lease. There are no assets that are legally restricted for purposes of settling our asset retirement obligations.
Changes in our asset retirement obligations were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$76	$72	$70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	—	—
Balance as of end of year	$79	$76	$72

Other
Other accrued expenses include contingent lease accruals, unearned revenue related to our heating oil operations and contingent liabilities related to legal matters and for claims for indirect taxes that are both probable and reasonably estimable.